YieldMax Magnificent 7 Fund of Option Income ETF
Schedule of Investments
July 31, 2025 (Unaudited)

EXCHANGE TRADED FUNDS - 99.0%	Shares	Value
YieldMax AAPL Option Income Strategy ETF (a)	4,146,606	$52,039,905
YieldMax AMZN Option Income Strategy ETF (a)	3,324,654	53,127,971
YieldMax GOOGL Option Income Strategy ETF (a)	4,351,774	56,181,402
YieldMax META Option Income Strategy ETF (a)	3,355,556	57,782,674
YieldMax MSFT Option Income Strategy ETF (a)	2,992,726	55,066,159
YieldMax NVDA Option Income Strategy ETF (a)	3,220,761	56,041,241
YieldMax TSLA Option Income Strategy ETF (a)	6,787,826	51,791,109
TOTAL EXCHANGE TRADED FUNDS (Cost $447,819,982)		382,030,461

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS - 0.5%	Shares
First American Government Obligations Fund - Class X, 4.23%(b)	1,851,628	1,851,628
TOTAL MONEY MARKET FUNDS (Cost $1,851,628)		1,851,628

TOTAL INVESTMENTS - 99.5% (Cost $449,671,610)		383,882,089
Other Assets in Excess of Liabilities - 0.5%		1,964,984
TOTAL NET ASSETS - 100.0%		$385,847,073

Percentages are stated as a percent of net assets.

(a)	Affiliated security as defined by the Investment Company Act of 1940.
(b)	The rate shown represents the 7-day annualized effective yield as of July 31, 2025.

Summary of Fair Value Disclosure as of July 31, 2025 (Unaudited)

YieldMax Magnificent 7 Fund of Option Income ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Exchange Traded Funds	$382,030,461	$—	$—	$382,030,461
Money Market Funds	1,851,628	—	—	1,851,628
Total Investments	$383,882,089	$—	$—	$383,882,089

The Fund held affiliated securities of the following companies during the period ended July 31, 2025. Transactions during the period in these securities of affiliated companies were as follows:

		Fair Value
Security Ticker	Share Balance 07/31/2025	Fair Value at 10/31/2024	Purchases	Sales	Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Fair Value at 07/31/2025	Dividend Income
APLY	4,146,606	$24,709,419	$55,867,023	$(13,291,208)	$(1,666,952)	$(13,578,377)	$52,039,905	$11,249,837
AMZY	3,324,654	24,893,298	46,972,453	(10,086,261)	(2,185,742)	(6,465,777)	53,127,971	16,704,961
GOOY	4,351,774	25,966,099	52,650,398	(15,332,233)	(4,852,381)	(2,250,481)	56,181,402	11,573,808
FBY	3,355,556	26,754,275	50,197,960	(14,983,826)	(1,020,132)	(3,165,603)	57,782,674	13,645,443
MSFO	2,992,726	25,575,707	44,985,646	(14,010,675)	(3,741,564)	2,257,045	55,066,159	10,637,136
NVDY	3,220,761	24,891,597	54,843,076	(8,903,815)	(3,400,947)	(11,388,670)	56,041,241	23,810,120
TSLY	6,787,826	27,497,969	71,452,684	(23,525,186)	(8,740,670)	(14,893,688)	51,791,109	25,546,492
		$180,288,364			$(25,608,388)	$(49,485,551)	$382,030,461	$113,167,797